Note 14 - Stockholders' Equity	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Equity [Text Block]

Note 14 - Stockholders’ Equity

The Company has 200.0 million shares of common stock authorized with a par value of $0.0001 per share and 50.0 million shares of preferred stock authorized with a par value of $0.0001 per share. As of June 30, 2024, and 2023, the Company had 5,972,638 and 5,517,174 common shares issued and outstanding, respectively, and no preferred shares issued and outstanding. As of June 30, 2024, included in common stock outstanding are 25,360 shares of unvested restricted stock issued to executives, directors and employees.

On June 8, 2020, the Company filed a shelf registration statement on Form S-3, which was declared effective by the SEC on June 17, 2020. This shelf registration statement covered the offering, issuance, and sale by the Company of up to an aggregate of $100.0 million of its common stock, preferred stock, debt securities, warrants, rights and units. On June 4, 2021, the Company entered into a sales agreement with a sales agent, to provide for the offering, issuance and sale by the Company of up to $30.0 million of its common stock from time to time in “at-the-market” offerings under the 2020 Shelf (the “ATM Sales Agreement”). During the year ended June 30, 2023, the Company issued 699,929 shares of common stock under the ATM Sales Agreement, with total net proceeds of $2.9 million. The 2020 Shelf expired in June 2023 and the ATM Agreement was terminated in July 2023.

On September 28, 2021, the Company filed a shelf registration statement on Form S-3, which was declared effective by the SEC on October 7, 2021. This shelf registration statement covered the offering, issuance and sale by the Company of up to an aggregate of $100.0 million of its common stock, preferred stock, debt securities, warrants, rights and units (the “2021 Shelf”). As of June 30, 2024, $82.4 million remained available under the 2021 Shelf. This availability is subject to SEC 1.B.6 limitation to the Form S-3. The 2021 Shelf expires in October 2024. Given the upcoming expiration of the 2021 Shelf, concurrent with the filing of this Form 10-K the Company expects to file a new shelf registration statement to cover the offering, issuance and sale by the Company of up to an aggregate of $100.0 million of its common stock, preferred stock, debt securities, warrants, rights and units (the “2024 Shelf”).

On March 7, 2022, the Company closed on an underwritten public offering utilizing the 2021 Shelf, pursuant to which, the Company sold, (i) 151,500 shares of the Company’s common stock, (ii) pre-funded warrants to purchase up to 151,500 shares of common stock, and (iii) common stock purchase warrants to purchase up to 333,300 shares of common stock (the “March 2022 Offering”). The shares of common stock and the pre-funded warrants were each sold in combination with corresponding common warrants, with one common warrant to purchase 1.1 shares of common stock for each share of common stock or each pre-funded warrant sold. The pre-funded warrants have an exercise price of $0.002 per share of common stock and were exercised in full in April 2022. The common warrants have an exercise price of $26.00 per share of common stock and are exercisable six months after the date of issuance and have a term of five years from the date of exercisability. The Company raised gross proceeds of $7.6 million through the March 2022 Offering before commission and other costs of $0.8 million. The pre-funded and common warrants have a combined fair value of approximately $2.8 million at issuance and are classified as derivative warrant liabilities with the offset in additional paid in capital in stockholders’ equity in the Company’s consolidated financial statements (see Note 16 - Warrants).

On August 11, 2022, the Company closed on an underwritten public offering (the “August 2022 Offering”) utilizing the 2021 Shelf, pursuant to which it sold an aggregate of (i) 1,075,290 shares of its common stock; (ii) in lieu of common stock to certain investors that so chose, pre-funded warrants to purchase 87,500 shares of its common stock; and (iii) accompanying warrants to purchase 1,265,547 shares of its common stock. The shares of common stock and the pre-funded warrants were each sold in combination with corresponding common warrants, with one common warrant to purchase one share of common stock for each share of common stock or each pre-funded warrant sold. The combined public offering price for each share of common stock and accompanying common warrant was $8.60, and the combined offering price for each pre-funded warrant and accompanying common warrant was $8.58, which equated to the public offering price per share of the common stock and accompanying common warrant, less the $0.02 per share exercise price of each pre-funded warrant. The pre-funded warrants were exercised in full in August 2022. The common warrants have an exercise price of $8.60 per share of common stock and are exercisable for a period of five years from issuance. The Company raised $10.0 million in gross proceeds through the August 2022 Offering before underwriting fees and other expenses of $0.9 million. The pre-funded and common warrants had a combined fair value of approximately $6.0 million at issuance and are classified as derivative warrant liabilities, with the offset in additional paid in capital in stockholders’ equity in the Company’s consolidated financial statements (see Note 16 - Warrants).

On June 8, 2023, using a placement agent, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors, pursuant to which the Company issued and sold an aggregate of (i) 1,743,695 shares of the Company’s common stock; (ii) pre-funded warrants in lieu of shares to purchase 430,217 shares of common stock (the “June 2023 Pre-Funded Warrants”); (iii) accompanying tranche A warrants to purchase 2,173,912 shares of common stock (the “Tranche A Warrants”); and (iv) accompanying tranche B warrants to purchase 2,173,912 shares of common stock in a best-efforts offering (the “Tranche B Warrants” and the Tranche A Warrants together with the Tranche B Warrants, the “Common Warrants”). The Common Warrants may be exercised for either shares of common stock or pre-funded warrants to purchase common stock at a future exercise price of $0.0001 per share in the same form as the June 2023 Pre-Funded Warrants (the “Exchange Warrants”). Each pre-funded warrant is exercisable for one share of common stock at an exercise price of $0.0001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. The Common Warrants are immediately exercisable at a price of $1.59 per share (or $1.5899 per Exchange Warrant). The Tranche A Warrants will expire upon the earlier of (i) five years after the date of issuance or (ii) 30 days following the closing price of the Company’s common stock equaling 200% of the exercise price ($3.18 per share) for at least 40 consecutive trading days. The Tranche B Warrants were exercised in June 2024 as further described below. The Company raised $4.0 million in gross proceeds and net proceeds were $3.4 million after deducting offering expenses. The June 2023 Pre-Funded Warrants do not have an expiration date. The warrants had a combined fair value of approximately $5.0 million at issuance and are classified as derivative warrant liabilities. The resulting offset is recorded in derivative warrant liabilities (loss) gain along with the issuance costs of $0.6 million in the consolidated financial statement of operations (see Note 16 - Warrants).

On June 14, 2024, the Tranche B Warrants were exercised, generating proceeds of $3.5 million. The Tranche B Warrants were converted into 367,478 shares of common stock and 1,806,434 pre-funded warrants to purchase shares of common stock with an exercise price of $0.0001 per share (the “Tranche B Pre-Funded Warrants”). The Tranche B Pre-Funded Warrants had a fair value of approximately $5.1 million at issuance and are classified as derivative warrant liabilities, with the offset in additional paid in capital in stockholders’ equity in the Company’s consolidated financial statements. The Company used a portion of the proceeds from the Tranche B Warrants exercise as part of the Avenue Capital loan repayment described further in Note 11 - Long-Term Debt.